Commitments & Contingencies - Summary of Future Minimum Purchase Commitments (Details) - USD ($) $ in Thousands	Jan. 02, 2021	Nov. 03, 2020	Oct. 03, 2020
Purchase Obligation, Fiscal Year Maturity [Abstract]
Remainder of fiscal 2021	$ 106,067
2021 and 2022	76,389		$ 112,551
2022 and 2023	72,731		70,888
2023 and 2024	55,698		67,229
2024 and 2025	34,446		50,196
2025 and 2026			33,900
Thereafter	5,687
Thereafter	15,946	$ 15,328	5,687
Total	$ 351,018		$ 340,451